SHARE CAPITAL - Disclosure of number and weighted average exercise prices of share options (Details)	1 Months Ended			12 Months Ended
	Aug. 23, 2018 CAD ($) share	May 29, 2018 CAD ($) share	Nov. 28, 2017 CAD ($) share	Nov. 30, 2019 CAD ($) share	Nov. 30, 2018 CAD ($) share	Nov. 30, 2017 CAD ($) share
Disclosure of classes of share capital [abstract]
Number of Options outstanding, beginning balance | share				125,000	750,000	875,000
Weighted Average Exercise Price, beginning balance | $				$ 0.30	$ 0.17	$ 0.16
Number of stock options granted | share				3,300,000
Exercise price of stock options granted | $				$ 0.58
Number of Options Exercised | share	(500,000)	(125,000)	(125,000)	(125,000)	(625,000)	(125,000)
Weighted average exercise price of share options exercised in share-based payment arrangement | $	$ 0.10	$ 0.30	$ 0.15	$ 0.30	$ 0.14	$ 0.15
Number of Options Cancelled | share				(150,000)
Weighted Average Exercise Price Cancelled | $				$ 0.60
Number of Options outstanding, ending balance | share				3,150,000	125,000	750,000
Weighted Average Exercise Price, ending balance | $				$ 0.58	$ 0.30	$ 0.17